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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  811-05083

       WORLDWIDE INSURANCE TRUST - WORLDWIDE ULTRA SHORT-TERM INCOME FUND
               (Exact name of registrant as specified in charter)

                       99 Park Avenue, New York, NY 10016
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                       99 PARK AVENUE, NEW YORK, NY 10016
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:  DECEMBER 31, 2002

Date of reporting period: JUNE 30, 2003

Item 1. Report to Shareholders.


                                                                  VAN ECK GLOBAL

                                                       Worldwide Insurance Trust

                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2003


                                   discipline



                                          WORLDWIDE ULTRA SHORT-TERM INCOME FUND



allocation



                                             diversify

                          GLOBAL INVESTMENTS SINCE 1955

The information in the shareholder letter represents the personal opinions of the individual portfolio manager(s) and may differ from those of other portfolio managers or of the firm as a whole. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Also, please note that any discussion of the Fund's holdings, the Fund's performance, and the views of the portfolio manager(s) are as of June 30, 2003, and are subject to change.

                     WORLDWIDE ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to report to you that on May 1, 2003, the Van Eck Worldwide Ultra Short-term Income Fund successfully began operations as a new series in the investment company Van Eck Worldwide Insurance Trust. The Worldwide Ultra Short-term Income Fund seeks high current income consistent with preservation of capital and daily liquidity, by investing in a diversified portfolio of short-term, primarily investment grade fixed income securities with an average duration which will not exceed one year.

Since the Fund's inception (through June 30), the Fund has been invested for defensive purposes in light of the current interest rate environment. Given that U.S. short-term interest rates are at a 45-year low, it is our view that it has been prudent to place greater emphasis on the Fund's objective of protection of principal rather than high income. In the first half of the year, the increased risk of deflation (falling prices) pushed bond yields to historically low levels both in the U.S. and across the globe. On June 25, the Federal Reserve cut its target federal funds rate by 25 basis points (0.25%) to 1.00%, representing its lowest level since 1958. We believe that our strategy of focusing on lower yielding instruments that provide good principal protection made sense during this reporting period.

As of June 30, the majority of Fund assets were invested in short-term United States Treasury obligations, reflecting our focus on safety and preservation of capital. (Given the historically low interest rates, three-month Treasury bill yields averaged just 1.11% during the first half of the year, peaking at 1.22% in early January and dipping to 0.81% in late June). The Fund was also invested in repurchase agreements collateralized by U.S. Treasury obligations. Treasury bills and repurchase agreements represent the most conservative money market investments available and offer the highest degree of security since they are backed by the United States government+. Repurchase agreements have allowed us to take advantage of slightly higher yields without significantly increasing risk. The Fund's repurchase agreements are collateralized by United States Treasury obligations with maturities of less than five years; in addition, the Fund has possession of the collateral. Finally, the remainder of the portfolio was invested in high-grade commercial paper, which provided some incremental yield.

Thus far, we have employed a defensive investment strategy, emphasizing U.S. Treasury bills, repurchase agreements and high-grade commercial paper. However, the Fund may invest up to 20% of the total assets in high yield securities ("junk bonds") rated B or Ba by Moody's or B or BB by Standard & Poor's, or, if unrated, determined by the Fund's Adviser, Van Eck Associates Corporation, to be of comparable quality.

We appreciate your participation in the Van Eck Worldwide Ultra Short-term Income Fund and look forward to helping you meet your investment objectives in the future.



[Photo Omitted]           [Photo Omitted]

/s/ CHARLES T. CAMERON     /s/ GREGORY F. KRENZER
----------------------     ----------------------
CHARLES T. CAMERON         GREGORY F. KRENZER
CO-PORTFOLIO MANAGER       CO-PORTFOLIO MANAGER

July 21, 2003

                     WORLDWIDE ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

All references to Fund assets refer to Total Net Assets.

+The Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in the Fund.

THE PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NOT ILLUSTRATIVE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares. These returns do not take variable annuity/life fees and expenses into account.

The Advisor is currently waiving certain or all expenses on the Fund. Had the Fund incurred all expenses, investment returns would have been reduced.

The Fund is only available to life insurance and annuity companies to fund their variable annuity and variable life insurance products. These contracts offer life and tax benefits to the beneficial owners of the Fund. Your insurance or annuity company charges fees and expenses for these benefits which are not reflected in this report or in the Fund's performance since they are not direct expenses of the Fund. Had these fees been included, returns would have been lower. For insurance products, performance figures do not reflect the cost for insurance and if they did, the performance shown would be significantly lower. A review of your particular life and/or annuity contract will provide you with much greater detail regarding these costs and benefits.

                     WORLDWIDE ULTRA SHORT-TERM INCOME FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                            JUNE 30, 2003 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------

   PRINCIPAL AMOUNT             NAME                          INTEREST RATE          MATURITY DATE        VALUE (NOTE 1)
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER: 37.2%
$     2,250,000      AIG Funding, Inc.                             0.89%                 7/02/03          $   2,249,944
      1,500,000      AIG Funding, Inc.                             1.00                  7/02/03              1,499,958
      3,300,000      American Express Credit Corp.                 0.90                  7/01/03              3,300,000
      3,750,000      ChevronTexaco Funding Corp.                   1.00                  7/02/03              3,749,896
      2,750,000      General Electric Capital Corp.                1.20                  7/01/03              2,750,000
      2,250,000      General Electric Capital Corp.                0.90                  7/02/03              2,249,944
      1,500,000      General Electric Capital Corp.                1.00                  7/02/03              1,499,958
      3,750,000      Toyota Motor Credit Corp.                     1.00                  7/02/03              3,749,896
                                                                                                          -------------
                                                                                                             21,049,596
                                                                                                          -------------
U.S. TREASURY BILLS: 63.5%
                     U.S. Treasury Bills
$     5,900,000                                                    0.65                  7/18/07              5,898,296
     10,000,000                                                    0.70                  7/25/07              9,995,528
     20,000,000                                                    0.87                  7/25/07             19,988,883
                                                                                                          -------------
                                                                                                             35,882,707
                                                                                                          -------------
REPURCHASE AGREEMENT: 21.1%
$    11,900,000      Repurchase Agreement
                     (Note 5): Purchased on 6/30/03;
                     (maturity value $11,900,357
                     ((with State Street Bank and
                     (Trust Co., collateralized by
                     ($8,365,000 U.S. Treasury
                     (Bond 7.875% due 2/15/21
                     (with a value $12,139,648)
                     ((Cost: $11,900,000)                          1.08                  7/01/03          $  11,900,000
                                                                                                          -------------
TOTAL INVESTMENTS: 121.8%
(Cost: $68,832,303)                                                                                          68,832,303
OTHER ASSETS LESS LIABILITIES: (21.8)%                                                                      (12,306,834)
                                                                                                          -------------
NET ASSETS: 100%                                                                                          $  56,525,469
                                                                                                          =============










                        See Notes to Financial Statements

                     WORLDWIDE ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)

ASSETS:
Investments, at value (cost $68,832,303) (Note 1) .................  $  68,832,303
Cash ..............................................................      1,551,442
Receivable:
    Interest ......................................................            357
Prepaid expenses ..................................................          6,355
                                                                     -------------
Total assets ......................................................     70,390,457
                                                                     -------------
LIABILITIES:
Payables:
    Capital shares redeemed .......................................     13,818,681
    Due to Adviser ................................................         34,403
    Accounts payable ..............................................         11,904
                                                                     -------------
Total liabilities .................................................     13,864,988
                                                                     -------------
Net assets ........................................................  $  56,525,469
                                                                     =============
Shares outstanding ................................................      5,652,429
                                                                     =============
Net asset value, redemption price and offering price per share ....         $10.00
                                                                     =============
Net assets consist of:
    Aggregate paid in capital .....................................  $  56,524,289
    Accumulated net investment income .............................          1,180
                                                                     -------------
                                                                     $  56,525,469
                                                                     =============


STATEMENT OF OPERATIONS
FOR THE PERIOD MAY 1, 2003+ TO JUNE 30, 2003 (UNAUDITED)

INCOME:
Interest income (Note 1) ..............................              $      62,506
                                                                     -------------
EXPENSES:
Management (Note 2) ...................................    $ 40,874
Administration (Note 2) ...............................         427
Professional fees .....................................       8,052
Reports to shareholders ...............................       2,501
Transfer agent ........................................       2,013
Custodian .............................................         976
Trustees' fees and expenses ...........................         244
Other .................................................         183
                                                           --------
Total expenses ........................................      55,270
Expenses assumed by the Adviser (Note 2) ..............       (771)
                                                           --------
Net Expense ...........................................                     54,499
                                                                     -------------
Net investment income .................................                      8,007
                                                                     -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..              $       8,007
                                                                     =============

----------
+ Commencement of operations




                        See Notes to Financial Statements

                     WORLDWIDE ULTRA SHORT-TERM INCOME FUND

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                    FOR THE PERIOD MAY 1, 2003+
                                                                         TO JUNE 30, 2003
                                                                            (UNAUDITED)
                                                                    ---------------------------
INCREASE IN NET ASSETS FROM:
OPERATIONS:
   Net investment income ...............................................   $       8,007

DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income ...............................................          (6,827)
                                                                           -------------

CAPITAL SHARE TRANSACTIONS*:
   Proceeds from sales of shares .......................................     291,233,518
   Reinvestment of dividends ...........................................           6,827
   Cost of shares reacquired ...........................................    (234,716,056)
                                                                           -------------
   Net increase in net assets resulting from capital share transactions       56,524,289
                                                                           -------------
   Total increase in net assets ........................................      56,525,469

NET ASSETS:
   Beginning of period .................................................              --
                                                                           -------------
   End of period (including accumulated net investment income of $1,180)   $  56,525,469
                                                                           =============

*SHARES OF BENEFICIAL INTEREST ISSUED AND REDEEMED (UNLIMITED NUMBER OF
   $.001 PAR VALUE SHARES AUTHORIZED)
   Shares sold .........................................................      29,123,352
   Reinvestment of dividends ...........................................             683
   Shares reacquired ...................................................     (23,471,606)
                                                                           -------------
   Net increase ........................................................       5,652,429
                                                                           =============


------------
+ Commencement of operations








                        See Notes to Financial Statements

                     WORLDWIDE ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:
                                                            MAY 1, 2003(A)
                                                           TO JUNE 30, 2003
                                                              (UNAUDITED)
                                                            --------------
Net Asset Value, Beginning of Period .....................    $ 10.00
                                                              -------
Income From Investment Operations:
  Net Investment Income ..................................      0.002
Less Dividends:
  Dividends from Net Investment Income ...................     (0.002)
                                                              -------
Net Asset Value, End of Period ...........................    $ 10.00
                                                              -------
Total Return (b) .........................................       0.02%


=============================================================================
RATIOS/SUPPLEMENTARY DATA

Net Assets, End of Period (000) ..........................    $56,525
Ratio of Gross Expenses to Average Net Assets ............       1.01%(c)
Ratio of Net Expenses to Average Net Assets ..............       1.00%(c)
Ratio of Net Investment Income to Average Net Assets .....       0.15%(c)(d)
Portfolio Turnover Rate ..................................          0%

----------
(a) Commencement of operations

(b) Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the period, reinvestment of dividends and distributions at net asset value on the dividend payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.

(c) Annualized

(d) Net effect of expenses reimbursement by Adviser to average net assets was 0.01%.






                        See Notes to Financial Statements

                     WORLDWIDE ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES--Van Eck Worldwide Insurance Trust (the "Trust"), organized as a Massachusetts business trust on January 7, 1987, is registered under the Investment Company Act, of 1940, as amended. The following is a summary of significant accounting policies consistently followed by the Worldwide Ultra Short-term Income Fund (the "Fund"), a diversified series of the Trust, in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION--Securities traded on national exchanges or on the NASDAQ National Market System are valued at the last sales prices reported at the close of business on the last business day of the period. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates value. Futures are valued using the closing price reported at the close of the respective exchange. Forward foreign currency contracts are valued at the spot currency rate plus an amount ("points") which reflects the differences in interest rates between the U.S. and the foreign markets. Securities for which quotations are not available are stated at fair value as determined by the Board of Trustees.

B. FEDERAL INCOME TAXES--It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C. DIVIDEND AND DISTRIBUTIONS--Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts reported in accordance with accounting principles generally accepted in the United States.

NOTE 2--MANAGEMENT AGREEMENT--Van Eck Associates Corporation (the "Adviser") earned fees for investment management and advisory services provided to the Fund. The fee is based on an annual rate of 0.75% on the average daily net assets. The Adviser agreed to assume expenses exceeding 1.00% of the average net assets except interest, brokerage commission and extraordinary expenses for the period ending June 30, 2003. For the period ending June 30, 2003 the Advisor assumed expenses in the amount of $771. Certain of the officers and trustees of the Trust are officers, directors or stockholders of the Adviser and Van Eck Securities Corporation. In accordance with the advisory agreement, the Fund paid the Adviser for costs incurred in connection with certain administrative functions.

NOTE   3--INVESTMENTS--There  were  no  purchases  or  proceeds  from  sales  of securities, other than short-term obligations, for the period ended June 30, 2003.

NOTE 4--TRUSTEE DEFERRED COMPENSATION PLAN--The Trust established a Deferred Compensation Plan (the "Plan") for Trustees. Commencing January 1, 1996, the Trustees can elect to defer receipt of their Trustee fees until retirement, disability or termination from the board. The Fund's contributions to the Plan are limited to the amount of fees earned by the participating Trustees. The fees otherwise payable to the participating Trustees are invested in shares of the Van Eck Funds as directed by the Trustees.

The Fund has elected to show the deferred liability net of the asset for financial statement purposes. As of June 30, 2003, the net value of the assets and corresponding liability of the Fund's portion of the Plan is $0.

NOTE 5--REPURCHASE AGREEMENT--Collateral for a repurchase agreement, in the form of U.S. government obligations, the value of which must be at least 102% of the underlying debt obligation, is held by the Fund's custodian. In the remote chance the counterparty should fail to complete the repurchase agreement, realization and retention of the collateral may be subject to legal proceedings and the Fund would become exposed to market fluctuations on the collateral.

VAN ECK GLOBAL [Graphic Omitted]                                                [Graphic Omitted]
Investment Adviser:   Van Eck Associates Corporation                        Retire on YOUR terms(SM)
      Distributor:    Van Eck Securities Corporation                           Variable annuities
                      99 Park Avenue, New York, NY 10016 www.vaneck.com

This report must be accompanied or preceded by a prospectus, which includes more complete information, such as charges and expenses and the risks associated with international investing, including currency fluctuation or controls, expropriation, nationalization and confiscatory taxation. Please read the prospectus carefully before investing. Additional information about the Fund's Board of Trustees is provided in the "Statement of Additional Information" that is available by calling 1-800-826-2333 or by visiting www.vaneck.com.

Item 2. Code of Ethics.

Not applicable at this time, pursuant to SEC Release 34-47262; IC-25914.


Item 3. Audit Committee Financial Expert.

Not applicable at this time, pursuant to SEC Release 34-47262; IC-25914.


Item 4. Principal Accountant Fees and Services.

Not applicable at this time, pursuant to SEC Release 34-47262; IC-25914.


Item 5. Audit Committee of Listed Registrants.

Not applicable at this time, pursuant to SEC Release 34-47262; IC-25914.


Item 6. [RESERVED]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.


Item 8. [RESERVED]


Item 9. Controls and Procedures.

(a) The Chief Executive Officer and the Chief Financial Officer have concluded that the Worldwide Ultra Short-term Income Fund disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Worldwide Ultra Short-term Income Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation.


Item 10. Exhibits.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WORLDWIDE INSURANCE TRUST - WORLDWIDE ULTRA SHORT-TERM INCOME FUND

By (Signature and Title) /s/ Bruce J. Smith, VP & Treasurer
                         ----------------------------------
Date  8/25/03
     ---------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jan F. van Eck, CEO
                        ------------------------
Date  8/25/03
     ---------

By (Signature and Title)  /s/ Bruce J. Smith, CFO
                        ---------------------------

Date  8/25/03
     ---------